EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Key management personnel remuneration [abstract]
- Board fees paid	R 7.9	R 7.6	R 7.8
- Salaries paid	93.2	82.0	82.5
- Short term incentives relating to this cycle	94.0	83.8	84.1
- Market value of long-term incentives vested and transferred	13.7	31.1	40.1
Total short term compensation	R 208.8	R 204.5	R 214.5